Leases (Details 1)	Mar. 31, 2020 USD ($)
Leases [Abstract]
2021	$ 276,564
2022	273,497
2023	99,841
Total Lease Payments	649,902
Less Imputed Interest	(33,975)
Total	$ 615,927